Intangible assets (Details 5) - South C G U [Member]	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Sales volume (average annual growth %)	3.87%
Average exchange rate in USD	5.54%
Perpetual growth rate (%)	3.26%
Pre-tax WACC (%)	14.77%
Post-tax WACC (%)	12.29%